Feb. 28, 2025
CAPITAL WORLD BOND FUND
Investment objective

The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 39 of the prospectus and on page 86 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.26	1.00	0.25	0.24	none	none	0.23
Other expenses	0.30	0.30	0.29	0.37	0.17	0.05	0.34
Total annual fund operating expenses	0.99	1.73	0.97	1.04	0.60	0.48	1.00

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.98	0.49	0.25	0.25	none	none	0.99
Other expenses	0.33	0.21	0.34	0.42	0.21	0.11	0.15
Total annual fund operating expenses	1.74	1.13	1.02	1.10	0.64	0.54	1.57

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.40	0.26	0.20	0.15	0.21	0.11	0.05
Total annual fund operating expenses	1.58	1.29	1.13	0.83	0.64	0.54	0.48

*  A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$472	$276	$346	$106	$61	$49	$448	$277	$115	$351	$112	$65	$55	$160
3 years	678	545	551	331	192	154	657	548	359	567	350	205	173	496
5 years	902	939	773	574	335	269	883	944	622	799	606	357	302	855
10 years	1,543	1,845	1,410	1,271	750	604	1,532	1,592	1,375	1,467	1,340	798	677	1,867

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$161	$131	$115	$85	$65	$55	$49		1 year	$176	$177
3 years	499	409	359	265	205	173	154		3 years	545	548
5 years	860	708	622	460	357	302	269		5 years	939	944
10 years	1,878	1,556	1,375	1,025	798	677	604		10 years	1,845	1,592

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 251% of the average value of its portfolio.

Principal investment strategies

Under normal market circumstances, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund will invest substantially in securities tied economically to a number of countries outside the United States, and such investments may include securities tied economically to developing countries. Normally, the fund invests substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe or other relevant metrics.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Higest/Lowest quarterly results during this period were: Highest 9.12% (quarter ended December 31, 2023) Lowest -8.33% (quarter ended June 30, 2022)
Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	–2.92%	–2.18%	0.13%	1.51%
− After taxes on distributions		–4.21	–2.98	–0.69	N/A
− After taxes on distributions and sale of fund shares		–1.70	–1.89	–0.19	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	8/4/1987	–6.88%	–3.26%	–0.57%	4.65%
C	3/15/2001	–4.88	–3.23	–0.81	3.15
F-1	3/16/2001	–3.30	–2.54	–0.20	3.45
F-3	1/27/2017	–2.75	–2.06	N/A	0.38
529-A (with maximum sales charge)	2/15/2002	–6.72	–3.24	–0.60	3.32
529-C	2/28/2002	–4.96	–3.28	–0.62	3.29
529-E	5/16/2002	–3.41	–2.68	–0.40	3.14
529-F-1	9/17/2002	–3.16	–2.39	–0.05	3.37
529-F-2	10/30/2020	–2.91	N/A	N/A	–3.89
529-F-3	10/30/2020	–2.91	N/A	N/A	–3.84
R-1	6/28/2002	–3.83	–3.14	–0.87	2.51
R-2	7/9/2002	–3.85	–3.14	–0.87	2.52
R-2E	8/29/2014	–3.55	–2.86	–0.51	–0.83
R-3	7/16/2002	–3.39	–2.70	–0.41	2.92
R-4	8/15/2002	–3.15	–2.41	–0.11	3.35
R-5E	11/20/2015	–2.96	–2.21	N/A	0.50
R-5	5/15/2002	–2.86	–2.12	0.19	3.78
R-6	5/1/2009	–2.80	–2.06	0.25	2.07

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–1.69%	–1.96%	0.15%	1.37%
Consumer Price Index	2.89	4.20	3.00	2.22
Class F-2 annualized 30-day yield at December 31, 2024: 4.51% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.